Other current assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current assets
Note 19 - Other current assets
Other current assets for the Group were as follows:

	As of December 31,
	2022	2021
Value added tax receivables	58,516	63,698
Prepaid expenses and accrued income	34,635	40,077
Advances to suppliers	3,336	6,424
Other current assets	10,840	10,003
Total	107,327	120,202
As of December 31, 2022, prepaid expenses and accrued interest income consisted primarily of prepaid insurance and accrued income related to Carbon credits. As of December 31, 2021, prepaid expenses and accrued interest income consisted primarily of accrued transaction costs related to the merger with Gores Guggenheim Inc.
Note 22 - Other current liabilities
Other current liabilities for the Group were as follows:

	As of December 31,
	2022	2021
Accrued expenses	199,489	186,748
Liabilities related to repurchase commitments	79,501	92,421
Accrued interest	2,614	305
Personnel related liabilities	28,816	19,642
VAT liabilities	78,954	46,464
Other liabilities	4,416	19,082
Total	393,790	364,662
Accrued expenses were mainly related to marketing and product development; personnel related liabilities consisted of wages, salaries, and other benefits payable.